Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2013	2012	2013	2012
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$4,096	$3,261	$142	$170
Service cost	168	129	3	5
Interest cost	170	168	4	7
Participants’ contributions	–	–	10	10
Plan amendments	–	–	(35)	–
Actuarial loss (gain)	(388)	681	(2)	(26)
Lump sum settlements	(34)	(33)	–	–
Benefit payments	(117)	(110)	(24)	(26)
Federal subsidy on benefits paid	–	–	2	2
Benefit obligation at end of measurement period (a)	$3,895	$4,096	$100	$142
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,321	$2,103	$105	$120
Actual return on plan assets	343	305	–	–
Employer contributions	318	56	1	1
Participants’ contributions	–	–	10	10
Lump sum settlements	(34)	(33)	–	–
Benefit payments	(117)	(110)	(24)	(26)
Fair value at end of measurement period	$2,831	$2,321	$92	$105
Funded (Unfunded) Status	$(1,064)	$(1,775)	$(8)	$(37)
Components Of The Consolidated Balance Sheet
Current benefit liability	$(20)	$(23)	$–	$–
Noncurrent benefit liability	(1,044)	(1,752)	(8)	(37)
Recognized amount	$(1,064)	$(1,775)	$(8)	$(37)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,333)	$(2,152)	$75	$84
Net prior service credit (cost)	16	21	34	–
Recognized amount	$(1,317)	$(2,131)	$109	$84

(a)	At December 31, 2013 and 2012, the accumulated benefit obligation for all pension plans was $3.6 billion and $3.8 billion, respectively.

Pension Plans with Benefit Obligations in Excess of Plan Assets

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2013	2012
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$3,853	$4,096
Fair value of plan assets	2,787	2,321
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$3,853	$4,096
Accumulated benefit obligation	3,566	3,776
Fair value of plan assets	2,787	2,321

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Components Of Net Periodic Benefit Cost
Service cost	$168	$129	$119	$3	$5	$4
Interest cost	170	168	169	4	7	9
Expected return on plan assets	(176)	(191)	(207)	(2)	(2)	(5)
Prior service cost (credit) and transition obligation (asset) amortization	(5)	(4)	(9)	(1)	–	–
Actuarial loss (gain) amortization	264	161	125	(9)	(7)	(6)
Net periodic benefit cost	$421	$263	$197	$(5)	$3	$2
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$555	$(567)	$(474)	$–	$24	$10
Net actuarial loss (gain) amortized during the year	264	161	125	(9)	(7)	(6)
Net prior service credit (cost) arising during the year	–	–	–	35	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(5)	(4)	(9)	(1)	–	–
Total recognized in other comprehensive income (loss)	$814	$(410)	$(358)	$25	$17	$4
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a)(b)	$393	$(673)	$(555)	$30	$14	$2

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2014 are $158 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2014 are $(6) million and $(3) million, respectively.

Weighted Average Assumptions to Determine Projected Benefit Obligations

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2013	2012	2013	2012
Discount rate (a)	4.97%	4.07%	3.93%	3.10%
Rate of compensation increase (b)	4.02	4.08	*	*
Health care cost trend rate for the next year (c)			7.50%	8.00%
Effect on accumulated postretirement benefit obligation
One percent increase			$5	$5
One percent decrease			(4)	(5)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.6, 11.5, and 6.4 years, respectively, for 2013, and 15.9, 12.2 and 7.2 years, respectively, for 2012.
(b)	Determined on an active liability weighted basis.
(c)	The rate is assumed to decrease gradually to 5.0 percent by 2019 and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Discount rate (a)	4.07%	5.07%	5.66%	3.10%	4.30%	4.90%
Expected return on plan assets (b)	7.50	8.00	8.25	1.50	2.25	3.50
Rate of compensation increase (c)	4.08	4.05	4.02	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.00%	8.00%	8.00%
After age 65				8.00	12.00	14.00
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 15.9, 12.2 and 7.2 years, respectively, for 2013, and 14.8, 11.4 and 7.7 years, respectively, for 2012.
(b)	With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information.
The Company determined its 2013 expected long-term rates of return reflecting current economic conditions and plan assets. The decrease in the pension plans’ LTROR is primarily due to an increase in the debt securities target asset allocation from 10 percent as of December 31, 2011, to 30 percent as of December 31, 2013.
(c)	Determined on an active liability weighted basis.
(d)	The pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2019 and remain at that level thereafter.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans						Postretirement Welfare Plan
	2013			2012			2013	2012
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$62	$–	$–	$119	$–	$–	$92	$105
Debt securities	217	343	–	151	114	7	–	–
Corporate stock
Domestic equity securities	217	–	–	275	–	–	–	–
Mid-small cap equity securities (a)	148	–	–	173	–	–	–	–
International equity securities	229	–	–	285	–	–	–	–
Real estate equity securities (b)	137	–	–	132	–	–	–	–
Collective investment funds
Domestic equity securities	–	538	–	–	400	–	–	–
Mid-small cap equity securities (c)	–	58	–	–	59	–	–	–
Emerging markets equity securities	–	58	–	–	61	–	–	–
International equity securities	–	472	–	–	362	–	–	–
Mutual funds
Money market	–	–	–	–	7	–	–	–
Debt securities	–	177	–	–	129	–	–	–
Emerging markets equity securities	–	75	–	–	71	–	–	–
Hedge funds (d)	–	–	103	–	–	–	–	–
Other	–	(7)	4	–	(7)	3	–	–
Total (e)	$1,010	$1,714	$107	$1,135	$1,196	$10	$92	$105

(a)	At December 31, 2013 and 2012, securities included $141 million and $164 million in domestic equities, respectively and $7 million and $9 million in international equities, respectively.
(b)	At December 31, 2013 and 2012, securities included $67 million and $66 million in domestic equities, respectively, and $70 million and $66 million in international equities, respectively.
(c)	At December 31, 2013 and 2012, securities included $26 million and $24 million in domestic equities, respectively, $22 million and $16 million in international equities, respectively, and $10 million and $19 million in cash and cash equivalents, respectively.
(d)	This category consists of several investment strategies diversified across several hedge fund managers.
(e)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million at December 31, 2012, under security lending arrangements.

Summarizes the Changes for all Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2013			2012		2011
(Dollars in Millions)	Debt Securities	Hedge Funds	Other	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$7	$–	$3	$7	$6	$8	$6
Unrealized gains (losses) relating to assets still held at end of year	–	–	–	1	(2)	–	(9)
Purchases, sales, and settlements, net	(7)	103	1	(1)	(1)	(1)	9
Balance at end of period	$–	$103	$4	$7	$3	$7	$6

Expected Future Benefit Payments

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy Receipts
2014	$169	$15	$2
2015	177	14	2
2016	189	13	2
2017	200	12	2
2018	205	11	2
2019 – 2023	1,205	44	8

(a)	Net of expected retiree contributions and before Medicare Part D subsidy.